Risk Management and Financial Instruments - Additional Information (Detail) - USD ($)		6 Months Ended
	May 11, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Apr. 26, 2017	Mar. 31, 2016
Derivative [Line Items]
Derivatives previously recorded at fair value		$ 249,000,000			$ 249,000,000
Interest rate contracts not designated as instrument hedging		0	$ 18,000,000
Loss/gain on derivative financial instruments		(4,000,000)	7,000,000
Total debt principal		7,600,000,000			7,705,000,000
Archer [Member]
Derivative [Line Items]
Subordinated loan			37,000,000			$ 37,000,000
Loans payable			45,000,000			45,000,000
Loans payable fair value			56,000,000			$ 56,000,000
Net gain on extinguishment of subordinated debt		19,000,000	19,000,000
Fair value of the convertible debt instrument		58,000,000
Gain on the debt component		2,000,000
Gain on the embedded conversion option		4,000,000
Archer [Member] | Debt [Member]
Derivative [Line Items]
Fair value of the convertible debt instrument		46,000,000
Unsecured Debt [Member]
Derivative [Line Items]
Total debt principal		5,300,000,000			5,400,000,000
Carrying Value [Member]
Derivative [Line Items]
Long-term floating rate debt (including the current portion)		6,200,000,000			6,400,000,000
Fixed interest bonds, fair value disclosures, noncurrent		1,700,000,000		$ 1,700,000,000
Floating interest bonds - long term		600,000,000		600,000,000
Related party fixed rate debt - long term		314,000,000		314,000,000
Fair Value [Member]
Derivative [Line Items]
Related party fixed rate debt - long term		$ 219,000,000		$ 218,000,000
Ship Finance Variable Interest Entities [Member]
Derivative [Line Items]
Weighted average cost of capital		11.00%
Interest Rate Swap [Member]
Derivative [Line Items]
Derivatives previously recorded at fair value		$ 39,000,000			39,000,000
Interest rate contracts not designated as instrument hedging		(1,000,000)	(18,000,000)
Interest Rate Swap [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Derivative [Line Items]
Gross liability					1,000,000
Other comprehensive income, unrealized gain (loss) on interest rate swaps in VIEs		300,000	1,000,000
Net gain (loss) on fair value hedge ineffectiveness		0	0
Interest rate swap cash settlement		100,000	600,000
Interest Rate Swap [Member] | Other Noncurrent Assets [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Derivative [Line Items]
Derivative asset		$ 400,000
Interest Rate Swap [Member] | Minimum [Member]
Derivative [Line Items]
Derivative maturity date		Nov. 02, 2017
Derivative, fixed interest rate		0.74%
Interest Rate Swap [Member] | Maximum [Member]
Derivative [Line Items]
Derivative maturity date		Jan. 29, 2027
Derivative, fixed interest rate		3.34%
Interest Rate Swap 2 [Member]
Derivative [Line Items]
Derivative, fixed interest rate							2.12%
Cross Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Derivatives previously recorded at fair value		$ 210,000,000			$ 210,000,000
Interest rate contracts not designated as instrument hedging		$ 0	29,000,000
Cross Currency Interest Rate Swaps [Member] | Minimum [Member]
Derivative [Line Items]
Derivative maturity date		Mar. 01, 2018
Derivative, fixed interest rate		4.94%
Cross Currency Interest Rate Swaps [Member] | Maximum [Member]
Derivative [Line Items]
Derivative maturity date		Mar. 01, 2019
Derivative, fixed interest rate		6.18%
Interest Rate Cap [Member]
Derivative [Line Items]
Derivative maturity date	Jun. 15, 2019
Derivative notional amount	$ 68,000,000	$ 4,500,000,000
Derivative inception date	Jun. 15, 2019
Fair value of derivative financial instrument		61,000,000
Loss/gain on derivative financial instruments		(7,000,000)
Interest Rate Cap [Member] | LIBOR [Member]
Derivative [Line Items]
Derivative variable interest rate	2.87%
Interest Rate Cap [Member] | Carrying Value [Member]
Derivative [Line Items]
Derivative asset		61,000,000
Interest Rate Cap [Member] | Fair Value [Member]
Derivative [Line Items]
Derivative asset		61,000,000
Foreign Currency Forwards [Member]
Derivative [Line Items]
Interest rate contracts not designated as instrument hedging		0	$ 1,000,000
Embedded Derivative Option [Member] | Archer [Member]
Derivative [Line Items]
Fair value of the convertible debt instrument		$ 12,000,000